Vessels, net Owned Vessels (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020 deadWeightTon numberOfVesselsCoveredByCreditFacility	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
DWT		3,367,800
Number of vessels		54
Ultramax
Property, Plant and Equipment [Line Items]
DWT		2,051,800
Number of vessels | numberOfVesselsCoveredByCreditFacility		33
Kamsarmax
Property, Plant and Equipment [Line Items]
DWT		1,316,000
Kamsarmax Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | numberOfVesselsCoveredByCreditFacility		16
SBI Libra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
SBI Antares [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Athena [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Bravo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Leo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Echo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Lyra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Tango [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Maia [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Hydra [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Subaru [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Pegasus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Ursa [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Thalia [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Cronos [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		61,000
SBI Orion [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Achilles [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Hercules [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		64,000
SBI Hermes [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Perseus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
DWT		64,000
SBI Zeus [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Hera [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Hyperion [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Tethys [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		61,000
SBI Phoebe [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		64,000
SBI Poseidon [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Apollo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		60,200
SBI Samson [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
SBI Phoenix [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
SBI Samba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		84,000
SBI Rumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		84,000
SBI Capoeira [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Carioca [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Conga [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		82,000
SBI Sousta [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Rock [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Lambada [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Reggae [Member} | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Zumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Macarena [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		82,000
SBI Parapara [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Swing [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Mazurka [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Jive [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		82,000
SBI Lynx [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built		2018
DWT		82,000
SBI Aries [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Gemini [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2015
DWT		64,000
SBI Pisces [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2016
DWT		64,000
SBI Virgo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built		2017
DWT		64,000
Ultramax pool [Member]
Property, Plant and Equipment [Line Items]
Vessels sold		4
Number of vessels held for sale	4		4